Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains—net	¥ (335,333)	¥ (683,661)
Equity in earnings of equity method investees—net	(216,085)	(140,420)
Interest income on Loans, including fees	(851,515)	(1,034,727)
Other non-interest income	(93,305)	(19,658)
Other non-interest expenses	(122,844)	(177,457)
Income before income tax expense	1,050,529	1,146,114
Income tax expense	293,696	366,109
Net income before attribution of noncontrolling interests	756,833	780,005
Amount reclassified out of Accumulated OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income tax expense	50,191	(14,855)
Income tax expense	15,330	(4,758)
Net income before attribution of noncontrolling interests	34,861	(10,097)
Amount reclassified out of Accumulated OCI | Net gains on sales and redemptions of Available-for-sale debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains—net	(43,692)	(1,005)
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains—net	(100)	(50)
Income before income tax expense	43,792	1,055
Income tax expense	13,390	(238)
Net income before attribution of noncontrolling interests	30,402	1,293
Amount reclassified out of Accumulated OCI | Net debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees—net	329	108
Income before income tax expense	(329)	(108)
Income tax expense	(101)	(33)
Net income before attribution of noncontrolling interests	(228)	(75)
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income tax expense	6,748	(1,388)
Income tax expense	1,691	(371)
Net income before attribution of noncontrolling interests	5,057	(1,017)
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on derivatives qualifying for cash flow hedges | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees	(5,589)	1,236
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on derivatives qualifying for cash flow hedges | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange losses (gains)—net	(1,159)	152
Amount reclassified out of Accumulated OCI | Net actuarial loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	3,425	16,830
Amount reclassified out of Accumulated OCI | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(2,161)	(2,137)
Amount reclassified out of Accumulated OCI | Gain on settlements and curtailment, and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(2,706)	(1,076)
Amount reclassified out of Accumulated OCI | Defined benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income tax expense	1,442	(13,617)
Income tax expense	798	(3,871)
Net income before attribution of noncontrolling interests	644	(9,746)
Amount reclassified out of Accumulated OCI | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income	1,462	715
Other non-interest expenses	0	82
Income before income tax expense	(1,462)	(797)
Income tax expense	(448)	(245)
Net income before attribution of noncontrolling interests	¥ (1,014)	¥ (552)